Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party payables
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Employee and related expenses	891	278
Accrued expenses	58	72

	949	350

Schedule of transaction with related parties
	Year ended	Year ended
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Salaries and related expenses	2,409	1,255
Share-based payments	2,466	1,775
Professional Services	231	244
Research and development	36	36

	5,142	3,310